Ranger Funds Investment Trust

Ranger Small Cap Fund

Ranger Quest for Income and Growth Fund

Ranger Micro Cap Fund

Incorporated herein by reference is the definitive version of the prospectus for the Ranger Funds Investment Trust filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 6, 2018 (SEC Accession No. 0001162044-18-000675).